INCOME TAXES 3 (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Deferred tax assets:
Accrued expenses	¥ 6,182	$ 888	¥ 6,680
Tax loss carry forward	17,075	2,453	24,214
Revenue recognition	5,031	723	12,749
Others	846	122	992
Less: Valuation allowance	(16,850)	(2,420)	(37,311)
Deferred tax assets	12,284	1,766	7,324
Deferred tax liabilities:
Long-lived assets arising from acquisitions	7,239	1,040	844
Outside basis difference on investment in WFOE	23,725	3,408	13,853
Others	1,410	204	455
Deferred income tax liabilities, net	32,374	4,652	15,152
Deferred tax assets	11,026	1,584	6,713
Deferred tax liabilities	(31,116)	(4,470)	(14,541)
Net deferred tax liabilities	¥ (20,090)	$ (2,886)	¥ (7,828)